CAPITAL STOCK - Additional Information, Preferred Stock Purchase Rights (Detail) (Series A Preferred Stock)	12 Months Ended
	Dec. 29, 2012	Dec. 28, 2013
Class of Stock [Line Items]
Preferred stock purchase right, purchase rights granted per share of common stock		1
Number of securities called by purchase right	0.005
Preferred stock purchase right, exercise price (USD per right)		220
Preferred stock purchase right, expiration date	Mar. 10, 2016
Preferred stock purchase right, preferred stock purchase right, redemption price per right		0.01
Number of stock warrants or right, outstanding		155,479,230
Minimum
Class of Stock [Line Items]
Preferred stock purchase right, percentage threshold of outstanding common stock for redemption of rights		15.00%
Preferred stock purchase right, required ratio to exercise price in event of a business comination		200.00%
Maximum
Class of Stock [Line Items]
Preferred stock purchase right, percentage threshold of outstanding common stock for right redemption provision in business combination scenario		14.90%